Post-retirement pension and other defined benefit schemes - Risks (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) person
Derivatives: Longevity swap
Post-retirement benefits
Measurement period over which life expectancy is expected to increase	70 years
UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total	65.00%
Percentage of Pension Fund in growth assets	44.00%
Target hedge ratio of interest rates	100.00%
Hedge ratio of interest rates	98.00%
Hedge ratio of inflation hedging	98.00%
Target hedge ratio of inflation hedging	100.00%
Currency risk of plan assets hedged (as a percent)	89.00%
Annual inflation increase cap (as a percent)	5.00%
Percentage of assets invested in cash flow driven investment portfolio consisting of corporate grade bonds	8.00%
UK defined benefit plans | Derivatives: Longevity swap
Post-retirement benefits
Number of participants of retirement benefit plan covered by longevity swap | person	8,000
Scheme obligations covered by longevity swap	$ 2,200
Period of increase in life expectancy to receive cash under hedge	1 year
Increase in pension fund obligations from hedged increase in life expectancy	$ 178
Increase in pension fund assets from hedged increase in life expectancy	$ 89